Investments for Account of Policyholders - Summary of Investments for Account of Policyholders (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 250,390	€ 223,705
Investments in real estate	563	467
Total investments for account of policyholders	250,953	224,172	€ 226,374
Investment in shares [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	29,539	25,288
Investment in debt securities [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	19,821	19,885
Money market and other short-term investments - carried at fair value [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	1,482	1,051
Deposits with financial institutions [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	4,105	4,185
Investment in unconsolidated investment funds [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	191,950	168,777
Other investments [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 3,493	€ 4,520